Cash flows reconciliation (Details Narrative) R$ in Millions, $ in Millions	1 Months Ended										12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 BRL (R$)	Aug. 30, 2022 USD ($)	Aug. 30, 2022 BRL (R$)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 BRL (R$)	May 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)		Jan. 31, 2023 USD ($)	Jan. 31, 2023 BRL (R$)	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties											$ 1,275			$ 930
Principal interest debentures																$ 24	R$ 124
Settle infrastructure debentures			$ 170	R$ 865
Purchase of treasury shares						$ 1,291	R$ 6,520				2,785	[1]			[1]
Repurchase bond premium											113		R$ 568
Line of credit prepaid									$ 200	R$ 993
Bonds 3. 75 Percent [Member]
IfrsStatementLineItems [Line Items]
Interest rate on bonds																		3.75%
Amount of bond redeemed											884		4,946
Premium paid on early redemption of debt security											63		354
S O F R [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties	$ 300	R$ 1,582
J B I C [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties	$ 200	R$ 1,055
S M B C Bank [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties					$ 150
M U F G Bank [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties								$ 200
Bank Of Nova Scotia [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties									425	2,361
Commercial Bank [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties											350		1,953
Japanese Development Bank [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties											$ 280		R$ 1,563
New Development Bank [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings from third-parties									$ 300	R$ 1,633

[1]	On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs.